CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows used in operating activities
Net loss for the period		€ (110,426)	€ (54,274)	€ (49,635)
Elimination of non-cash or non-operating income and expenses
Depreciation, amortization and provisions		2,599	1,698	(1,288)
Deferred and current taxes		524	(84)	32
Tax credits		(5,265)	(5,177)	(3,302)
Cost of debt		5,163	676	87
Sharebased compensation expense		3,969	2,218	2,089
Share of net profit of associates and joint ventures accounted for using the equity method		2,015
Exchange (gains) / losses		297	343	(5,198)
Fair value variation through profit and loss		389	407	651
Other	[1]	(3,406)
Cash flows used in operations before tax, interest and changes in working capital		(104,140)	(54,193)	(56,565)
Decrease / (increase) in operating and other receivables		(5,841)	3,844	(5,317)
Increase / (decrease) in operating and other payables		20,002	3,535	7,599
Decrease / (increase) in inventories		(44)	19	(72)
Tax credit received		5,220	3,553	7,957
Other	[2]	3,190	(1,685)	(1,231)
Tax, interest and changes in operating working capital		22,527	9,266	8,936
Net cash used in operating activities		(81,614)	(44,928)	(47,629)
Cash flows provided by (used in) investing activities
Purchases of property, plant and equipment and intangible assets		(540)	(561)	(534)
Disposals of property, plant and equipment and intangible assets		131	41	89
Decrease / (Increase) in short-term deposit accounts		978	9,388	(1,302)
Decrease / (Increase) in other non-current financial assets		(8,300)	(1)	(47)
Net cash flows provided by (used in) investing activities		(7,731)	8,868	(1,793)
Cash flows provided by (used in) financing activities
Capital increase net of transaction costs	[3]	28,079	8,827	25,475
Issue of royalty certificates		5,100
Subscription of borrowings			30,209
Repayment of debt		(2,485)	(1,033)	(13)
Repayment of lease liabilities		(1,612)	(735)	(15)
Net cash flows provided by financing activities		29,081	37,268	25,447
Net increase (decrease) in cash and cash equivalents		(60,263)	1,208	(23,975)
Cash and cash equivalents at beginning of period		86,736	86,553	105,687
Exchange (gains) / losses		445	(1,025)	4,841
Net cash and cash equivalents at the end of period		€ 26,918	€ 86,736	€ 86,553

[1]	Corresponding to the non-cash consideration of the Hepalys License Agreement transaction price recognized in revenue (see Note 19.1 - Revenues)
[2]	Including the decrease of prepaid expenses for €4.0 million for the year ended December 31, 2023, and increase of prepaid expenses for €(1.1) million, and €(4.1) million for the years ended December 31, 2022, and December 31, 2021, respectively (see Note 10.2 – Tax receivables and Other current assets). For the year ended December 31, 2021, including also the decrease in current accrued income offset by the €2 million indemnity received in 2021 from the Abbott group under the Additional Agreement.
[3]	Including subscriptions to BSA share warrants for €2 thousand, €0 thousand, and €49 thousand for the period ended December 31, 2023, December 31, 2022, and December 31, 2021 respectively.